Income taxes	12 Months Ended
Dec. 31, 2024
Income Tax [Abstract]
Income taxes	Income taxes
i)                   Amounts recognized in profit or loss

	2024	2023	2022
(in $ millions)	$	$	$
Current tax expense
Current year	70	52	27
Changes in estimates related to prior years	1	*	*
	71	52	27
Deferred tax (income)/expense
Origination and reversal of temporary differences	4	(2)	(9)
Recognition of previously unrecognized tax losses	(12)	(31)	(12)
	(8)	(33)	(21)
Income tax expense	63	19	6
*Amount less than $1 million
ii)                  The reconciliation between income tax expenses and the loss before income tax is presented as follows:

	2024	2023	2022
(in $ millions)	$	$	$
Loss before tax	(95)	(466)	(1,734)
Tax at the domestic rates applicable to profits in the countries where the Group operates	44	(33)	(165)
Non-deductible expenses	10	9	13
Current year losses for which no deferred tax asset is recognized	64	121	194
Benefits from previously unrecognized tax losses	(56)	(78)	(36)
Changes in estimates related to prior years	1	*	*
Income tax expense	63	19	6
*Amount less than $1 million
iii)                 Movement in deferred tax balances

	2024	2023
(in $ millions)	$	$
Deferred tax assets
Tax losses carried forward	51	45
Others	16	11
Deferred tax liabilities
Property, plant and equipment, intangible assets and others	25	20

	Movement in deferred tax liabilities	Movement in deferred tax assets
(in $ millions)	$	$
Balance at January 1, 2024 before set-off	(49)	85
Recognized in profit or loss	(4)	12
Effects of movements in exchange rates	*	(2)
Deferred tax (liabilities) / assets before set-off	(53)	95
Deferred tax set-off	28	(28)
Balance at December 31, 2024 - Net deferred tax (liabilities) / assets	(25)	67

Balance at January 1, 2023 before set-off	(53)	55
Recognized in profit or loss	4	29
Effects of movements in exchange rates	*	1
Deferred tax (liabilities) / assets before set-off	(49)	85
Deferred tax set-off	29	(29)
Balance at December 31, 2023 - Net deferred tax (liabilities) / assets	(20)	56
* Amount less than $1 million
iv)               Unrecognized deferred tax assets
Deferred tax assets have not been recognized in respect of the following items:

	2024	2023
(in $ millions)	$	$
Unutilized tax losses	4,147	5,152
Deferred tax assets are recognized in the consolidated financial statements only to the extent that it is probable that future taxable profits will be available against which the Group can utilize the benefits. The use of these tax losses is subject to the agreement of the tax authorities and compliance with certain provisions of the tax legislation of the respective countries in which the Group operates.
v)                  Tax losses carried forward
Out of the $4,147 million (2023: $5,152 million) tax losses, $1,048 million expires between 2025 to 2034 (2023: $2,526 million expires between 2024 to 2033). The remaining tax losses do not expire under the current tax legislation.
Deferred tax assets in certain subsidiaries, have not been recognized in respect of the tax losses carried forward because it is not probable that future taxable profits will be available against which the Group entities can utilize benefits therefrom.
vi)                 Global minimum top-up tax
During the financial year beginning 1 January 2024, Pillar Two legislation has been enacted or substantively enacted in certain jurisdictions in which the Group operates. The Group has performed an assessment of its exposure arising from Pillar Two legislation based on the most recent financial statements of the constituent entities and there is no current tax impact for the year ended December 31, 2024.
If the top up tax had applied in 2024 for the countries in which the legislation has been enacted but not yet effective, based on an ongoing assessment, our preliminary conclusion is that the impact to the Group would have been insignificant primarily because the Group entities in most countries are subject to corporate income tax rates of above 15%.